License Agreement (Details) - USD ($)	1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jul. 31, 2013	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
License agreement
Property and equipment, net				$ 834,387		$ 872,523
Option Agreement | Napo
License agreement
License fees paid			$ 100,000
Term of agreement			2 years
License Agreement | Napo
License agreement
Prepaid license fee							$ 100,000
Payment obligation of one-time non-refundable license fee	$ 1,750,000	$ 2,000,000
Option fee		100,000
Milestone payments due		$ 3,150,000
Royalty expiration term from the first sale of each individual product		10 years
Minimum proceeds from IPO prior to December 31, 2015, required for royalty reduction		$ 10,000,000
Milestone payments due in the event of minimum proceeds from IPO		$ 0
Property and equipment, net						$ 817,374
Estimated life				10 years		10 years
License Agreement | Napo | Scenario, Forecast
License agreement
License fees paid					$ 1,175,000
License Agreement | Napo | Products derived from Croton Lechleri
License agreement
Royalty rate for net sales below revenue base (as a percent)		8.00%
Net product sales upon which royalty rate increases		$ 30,000,000
Royalty rate for net sales above revenue base (as a percent)		10.00%
Royalties payments due in the event of minimum proceeds from IPO		$ 0
License Agreement | Napo | Prescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		2.00%
License Agreement | Napo | Nonprescription products derived from Croton Lechleri
License agreement
Royalty rate in the event of an IPO in excess of a specified amount		1.00%
License Agreement | Napo | Pharmaceutical prescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		2.00%
License Agreement | Napo | Nonprescription products not derived from Croton Lechleri
License agreement
Royalty on annual net sales of products (as a percent)		1.00%